Income Tax Expense - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ (20,933,095)	$ (25,971,668)
Accumulated unused tax losses	256,000,000	238,000,000
Accumulated deficit	(299,384,595)		$ (278,386,749)
Provision for income tax	$ 64,751
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	17.00%
Provision for income tax	$ 0
Singapore | ASLAN Pharmaceuticals Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Taxable income	0	0
Australia
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0
Statutory corporate income tax rate	30.00%
Provision for income tax	$ 0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0
Statutory corporate income tax rate	16.50%
Provision for income tax	$ 0
China
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0
Statutory corporate income tax rate	25.00%
Provision for income tax	$ 0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Provision for income tax	64,751	$ 70,000
Income tax expense prepaid	$ 63,500
Federal income tax rate	21.00%
State income tax rate	8.70%